Expense Example, No Redemption - Rational Premium Income Fund	Dec. 31, 2025 USD ($)
Rational Premium Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 207
Expense Example, No Redemption, 3 Years	698
Expense Example, No Redemption, 5 Years	1,215
Expense Example, No Redemption, 10 Years	2,634
Rational Premium Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	696
Expense Example, No Redemption, 3 Years	1,211
Expense Example, No Redemption, 5 Years	1,752
Expense Example, No Redemption, 10 Years	3,222
Rational Premium Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	307
Expense Example, No Redemption, 3 Years	979
Expense Example, No Redemption, 5 Years	1,676
Expense Example, No Redemption, 10 Years	$ 3,526